Goodwill, Intangibles and Other Assets (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Reporting Period,
2016	$ 52,776	$ 13,235
2017	75,154	12,389
2018	61,766	10,312
2019	49,778	8,396
2020	39,891	6,905
Thereafter	135,062	26,068
Total future amortization	$ 414,427	$ 77,305	$ 87,523	$ 64,306